Leases - Schedule of Supplemental Consolidated Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Apr. 01, 2022 CNY (¥)
Leases [Abstract]
Right-of-use assets	¥ 2,576	$ 357	¥ 5,441	¥ 16,427
Current portion of lease liabilities	1,888	261	2,654
Non-current lease liabilities	¥ 773	$ 107	¥ 753